Long-term debt (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of borrowings [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
Senior unsecured notes (a)	$989,306	$987,903	$986,574
Equipment finance facility (b)	—	—	50,267
Senior secured revolving credit facilities (c)	—	—	202,075
Less: Unamortized transaction costs - revolving credit facilities (d)	(8,276)	(8,328)	(6,752)
	981,030	979,575	1,232,164
Less: current portion	-	-	(16,490)
	$981,030	$979,575	$1,215,674

Senior secured revolving credit facilities [Member]
Statements [Line Items]
Disclosure of detailed information about borrowings [Table Text Block]
Balance, January 1, 2017	$202,075
Addition to Principal	25,000
Payments made	(227,075)
Balance, December 31, 2017	$—

Equipment finance facility [Member]
Statements [Line Items]
Disclosure of detailed information about borrowings [Table Text Block]
Balance, January 1, 2017	$50,267
Transaction costs	(326)
Payments made	(54,364)
Write-down of unamortized transaction costs	3,552
Accretion of transaction costs	871
Balance, December 31, 2017	$—

Senior unsecured notes [Member]
Statements [Line Items]
Disclosure of detailed information about borrowings [Table Text Block]
Balance, January 1, 2017	$986,574
Transaction costs	(133)
Change in fair value of embedded derivative (prepayment option)	450
Accretion of transaction costs and premiums	1,012
Balance, December 31, 2017	$987,903
Change in fair value of embedded derivative (prepayment option)	316
Accretion of transaction costs and premiums	1,087
Balance, December 31, 2018	$989,306

Unamortized transaction costs - revolving credit facilities [Member]
Statements [Line Items]
Disclosure of detailed information about unamortized transaction costs - revolving credit facilities [Table Text Block]
Balance, January 1, 2017	$6,752
Accretion of transaction costs	(3,291)
Transaction costs	4,867
Balance, December 31, 2017	$8,328
Accretion of transaction costs	(1,946)
Transaction costs	1,894
Balance, December 31, 2018	$8,276